Basis of Presentation and Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies
1.	Basis of Presentation and Significant Accounting Policies

(a)	Description of Business

Canon Inc. (the “Company”) and subsidiaries (collectively “Canon”) is one of the world’s leading manufacturers in such fields as office products, imaging system products, medical system products and industry and other products. Office products consist mainly of office multifunction devices (“MFDs”), laser multifunction printers (“MFPs”), laser printers, digital continuous feed presses, digital sheet-fed
presses,
wide-format
printers and document solutions. Imaging system products consist mainly of interchangeable-lens digital cameras, digital compact cameras, interchangeable lenses, compact photo printers, inkjet printers, large format inkjet printers, commercial photo printers, image scanners and calculators. Medical system products consist mainly of digital radiography systems, diagnostic
X-ray
systems, computed tomography (“CT”) systems, magnetic resonance imaging (“MRI”) systems, diagnostic ultrasound systems, clinical chemistry analyzers and ophthalmic equipment. Industry and other products consist mainly of semiconductor lithography equipment, FPD (Flat panel display) lithography equipment, vacuum thin-film deposition equipment, organic LED (“OLED”) panel manufacturing equipment, die bonders, network cameras, digital camcorders, digital cinema cameras, multimedia projectors, broadcast equipment, micromotors, handy terminals and document scanners. Sales are made principally under the Canon brand name, almost entirely through sales subsidiaries. These subsidiaries are responsible for marketing and distribution, and primarily sell to retail dealers in their geographic area. Further segment information is described in Note 22.
Canon sells laser printers on an OEM basis to HP Inc.; such sales constituted 13.0%, 13.6% and 13.1% of consolidated net sales for the years ended December 31, 2019, 2018 and 2017, respectively, and are included in the Office Business Unit.
Canon’s manufacturing operations are conducted primarily at 29 plants in Japan and 14 overseas plants which are located in countries or regions such as the United States, Germany, France, the Netherlands, Taiwan, China, Malaysia, Thailand, Vietnam and Philippines.
(b)	Basis of Presentation

The Company and its domestic subsidiaries maintain their books of account in conformity with financial accounting standards of Japan. Foreign subsidiaries maintain their books of account in conformity with financial accounting standards of the countries of their domicile.
Certain adjustments and reclassifications have been incorporated in the accompanying consolidated financial statements to conform with U.S. generally accepted accounting principles (“U.S. GAAP”). These adjustments were not recorded in the statutory books of account.
(c)	Principles of Consolidation

The consolidated financial statements include the accounts of the Company, its majority owned subsidiaries and those variable interest entities where the Company or its consolidated subsidiaries are the primary beneficiaries. All significant intercompany balances and transactions have been eliminated.

(d)	Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure
of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant estimates and assumptions are reflected in valuation and disclosure of accounts including: revenue recognition, allowance for doubtful receivables, inventories, long-lived assets, goodwill and other intangible assets with indefinite useful lives, environmental liabilities, deferred tax assets, uncertain tax positions and employee retirement
and severance benefit obligations. Actual results could differ materially from those estimates.

(e)	Translation of Foreign Currencies

Assets and liabilities of the Company’s subsidiaries located outside Japan with functional currencies other than Japanese yen are translated into Japanese yen at the rates of exchange in effect at the balance sheet date. Income and expense items are translated at the average exchange rates prevailing during the year. Gains and losses resulting from translation of financial statements are excluded from earnings and are reported in other comprehensive income (loss).
Gains and losses resulting from foreign currency transactions and translation of assets and liabilities denominated in foreign currencies are included in other income (deductions) in the consolidated statements of income. Foreign currency exchange gains and losses were net losses of ¥4,236 million, ¥6,044 million and ¥9,775 million for the years ended December 31, 2019, 2018 and 2017, respec
t
ively.
(f)	Cash Equivalents

All highly liquid investments acquired with original maturities of three months or less are considered to be cash equivalents. Certain debt securities with original maturities of less than three months, classified as available-for-sale
securities of ¥506 million and
 ¥70,500 million at December 31, 2019 and 2018, respectively, are included in cash and cash equivalents in the consolidated balance sheets.
(g)	Investments

Investments consist primarily of time deposits with original maturities of more than three months, debt and equity securities and investments in affiliated companies.
Canon classifies investments in debt securities as
available-for-sale
securities. Canon does not hold any trading securities which are bought and held primarily for the purpose of sale in the near term, or any held-to-maturity
securities. Canon reports investments with maturities of less than one year as short-term investments.
Available-for-sale
debt securities and equity securities with readily determinable fair value that are not accounted for under the equity method are recorded at fair value which is determined based on quoted market prices, projected discounted cash flows or other valuation techniques as appropriate. The changes in fair value are recognized in net income for equity securities and in other comprehensive income for available-for-sale
debt securities.
Available-for-sale
debt securities are regularly reviewed for other-than-temporary declines in the carrying amount based on criteria that include the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer and Canon’s intent and ability to retain the investment for a period of time sufficient to allow for any anticipated recovery in market value. For available-for-sale
securities for which the declines are deemed to be other-than-temporary and there is no intent to sell, the impairment are separated into the amount related to credit loss, which is recognized in earnings and the amount related to all other factors is recognized in other comprehensive income (loss). For available-for-sale
securities for which the declines are deemed to be other-than-temporary and there is an intent to sell, the impairments in their entirety are recognized in earnings. Canon recognizes an impairment loss to the extent by which the cost basis of the investment exceeds the fair value of the investment.
Canon measures
non-marketable
equity securities without readily determinable fair value at cost, minus impairment, if any, plus or minus changes resulting from observables price changes in orderly transactions for the identical or a similar investment of the same issuer.
Realized gains and losses are determined by the average cost method and reflected in earnings.
Investments in affiliated companies over which Canon has the ability to exercise significant influence, but does not hold a controlling financial interest, are accounted for by the equity method.
(h)	Allowance for Doubtful Receivables

Allowance for doubtful trade and finance receivables is maintained for all customers based on a combination of factors, including aging analysis, macroeconomic conditions and historical experience. An additional reserve for individual accounts is recorded when Canon becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings. If circumstances related to customers change, estimates of the recoverability of receivables would be further adjusted. When all collection options are exhausted including legal recourse, the accounts or portions thereof
are deemed to be uncollectable and charged against the allowance.
(i)	Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined by the average method for domestic inventories and principally by the first-in,
first-out
method for overseas inventories.
(j)	Impairment of Long-Lived Assets

Long-lived assets, such as property, plant and equipment, and acquired intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset and the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of the asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of by sale are reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated.
(k)	Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation is calculated principally by the declining-balance method, except for certain assets which are depreciated by the straight-line method over the estimated useful lives of the assets.
The depreciation period ranges from 3 years to 60 years for buildings and 1 year to 20 years for machinery and equipment.
obtains certain software to be sold where related costs are capitalized after establishment of technological feasibility.

(n)	Environmental Liabilities

Liabilities for environmental remediation and other environmental costs are accrued when environmental assessments or remedial efforts are probable and the costs can be reasonably estimated. Such liabilities are adjusted as further information develops or circumstances change. Costs of future obligations are not discounted to their present values.
( o )	Income Taxes

Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets
and
liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured
using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Canon records a valuation allowance to reduce the deferred tax assets to the amount that is more likely than not realizable.
Canon recognizes the financial statement effects of tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not
recognition threshold are measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in income taxes in the consolidated statements of income.
( p )	Stock-Based Compensation

Canon measures stock-based compensation cost at the grant date, based on the fair value of the award, and recognizes the cost on a straight-line basis over the requisite service period, which is the vesting period.
( q )	Net Income Attributable to Canon Inc. Shareholders per Share

Basic net income attributable to Canon Inc. shareholders per share is computed by dividing net income attributable to Canon Inc. by the weighted-average number of common shares outstanding during each year. Diluted net income attributable to Canon Inc. shareholders per share includes the effect from potential issuances of common stock based on the assumptions that all stock options were exercised.
( r )	Revenue Recognition

Canon generates revenue principally through the sale of office, imaging system and medical system products, industrial equipment, supplies and related services under separate contractual arrangements. Revenue is recognized when, or as, control of promised goods or services transfers to customers in an amount that reflects the consideration to which Canon expects to be entitled in exchange for transferring these goods or services. For further information
, please refer to Note 1
4
.
(s)	Research and Development Costs

Research and development costs are expensed as incurred.

( t )	Advertising Costs

Advertising costs are expensed as incurred. Advertising expenses were ¥46,665 million, ¥58,729 million
and ¥61,207 million for the years ended December 31, 2019, 2018 and 2017, respectively.
( u )	Shipping and Handling Costs

Shipping and handling costs totaled ¥51,718 million, ¥54,844 million and ¥52,953 million for the years ended December 31, 2019, 2018 and 2017, respectively, and are included in selling, general and administrative expenses in the consolidated statements of income.
( v )	Derivative Financial Instruments

All derivatives are recognized at fair value and are included in prepaid expenses
and other current assets, or other current liabilities in the consolidated balance sheets.
Canon uses and designates certain derivatives as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge). Canon formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. Canon also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, Canon discontinues hedge accounting prospectively. Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income (loss), until earnings are affected by the variability in cash flows of the hedged item, and reclassified in the same income statement line item in which the earnings effect of the hedged
item is reported.
Canon also uses certain derivative financial instruments which are not designated as hedges. The changes in fair values of these derivative financial instruments are immediately recorded in earnings.
Canon classifies cash flows from derivatives as cash flows from operating activities in the consolidated statements of cash flows.
( w )	Guarantees

Canon recognizes, at the inception of a guarantee, a liability for the fair value of the obligation it has undertaken in issuing guarantees.
( x )	Recent Accounting Guidance

Recently adopted accounting guidance
In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No.
 2016-02,
Leases (Topic 842) Section A – Leases: Amendments to the FASB Accounting Standards Codification, which requires lessees to recognize most leases on their balance sheets but recognize expenses on their income statements in a manner similar to the previous guidance. For lessors, the standard modifies the classification criteria and the accounting for sales-type and direct financing leases. The FASB also modified the definition of a lease. Additionally, this guidance expands the qualitative and quantitative disclosures related to leases. This guidance is effective for annual reporting periods beginning after December 15, 2018. Canon applied the guidance from the quarter beginning January 1, 2019. Canon applied the package of practical expedients that allows it not to reassess whether any existing contracts at or expired contracts prior to the adoption date are or contain leases, lease classification and whether initial direct costs qualify for capitalization, in addition to the short term lease exception. Canon also adopted the transition method for which no restatement of comparative periods and no reassessment of land easements not previously accounted for as a lease that existed at or expired prior to the adoption date are required. The right of use assets for operating leases recognized at January 1, 2019 was
¥125,649
million. The corresponding lease liabilities were also recognized. The adoption of this guidance did not have a material impact on its consolidated results of operation. For further information, please refer to Notes 6 and 1
8
.
In August 2017, the FASB issued ASU No.
 2017-12,
Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, which amends existing guidance to simplify the application of the hedge accounting in certain situations and enables an entity to better portray the economic results of an entity’s risk management activities in its financial statements. This guidance eliminates the requirement to separately measure and report hedge ineffectiveness, and requires an entity to present the earnings effect of the hedging instrument in the same income statement line item in which the earnings effect of the hedged item is reported. Canon adopted this guidance from the quarter beginning January 1, 2019 with the modified retrospective method through a cumulative effect adjustment directly to retained earnings as of the beginning of the period. Gains and losses resulting from derivative financial instruments designated as cash flow hedges associated with forecasted intercompany sales, which were previously
included in other income (deductions) in the consolidated statements of income, are included in net sales after the adoption of this guidance. The adoption of this guidance did not have a material impact on its consolidated results of operation and financial condition.
Recently issued accounting guidance not yet adopted
In June 2016, the FASB issued ASU No.
 2016-13,
Financial Instruments – Credit Losses – (Topic 326): Measurement of Credit Losses on Financial Instruments, which requires entities to use a current expected credit loss model to measure impairments of certain financial assets. Using this model will result in earlier recognition of losses than under the current incurred loss approach, which requires waiting to recognize a loss until it is probable of being incurred. This guidance should be applied on a modified retrospective basis through a cumulative effect adjustment directly to retained earnings as of the beginning of the period of adoption. Canon will
adopt the guidance from the quarter beginning January 1, 2020. Canon does not expect material impacts from the adoption on its consolidated results of operation and financial condition.
(k)	Property, Plant and Equipment (continued)

Assets leased to others under operating leases are stated at cost and depreciated to the estimated residual value of the assets by the straight-line method over the lease term, generally from
2
years to
50
years
.

(l)	Leases

As for lessor accounting, Canon provides leasing arrangement to its customers primarily for the sales of office products. Revenue from the sale of these products under sales-type leases is recognized at the inception of the lease. Interest income on sales-type leases and direct-financing leases is recognized over the life of each respective lease using the interest method. Leases not qualifying as sales-type leases or direct-financing leases are accounted for as operating leases and related revenue is recognized ratably over the lease term. When product leases are bundled with maintenance contracts, revenue is allocated based upon the estimated standalone selling prices of the lease and non-lease
components. Lease components generally include product and financing while non-lease
components generally consist of maintenance contracts and supplies. Some of the contracts include options to extend or to terminate the lease. Canon takes such options into account to determine the lease term when it is reasonably certain that it will exercise these options. The majority of Canon’s lease contracts do not contain bargain purchase options for their customers.
As for lessee accounting, Canon has operating and finance leases for various assets including office buildings, warehouses, employees’ accommodations, and vehicles. Canon determines if an arrangement is a lease at the inception of each contract. Some of the contracts include options to extend or to terminate the lease. Canon takes such options into accounts to determine the lease term when it is reasonably certain that it will exercise these options. Canon’s lease arrangements do not contain material residual value guarantees or material restrictive covenants. As a rate implicit in the most of Canon’s leases cannot be determined, Canon uses incremental borrowing rate based on the information available at commencement to determine the present values of lease payments. Canon has lease contracts with lease and non-lease
components, which are accounted for separately. Canon allocates the consideration in the lease contract to the lease and non-lease
components based upon the estimated standalone prices. Costs associated
with operating lease assets are recognized on a straight-line basis over the term of the lease.
( m )	Goodwill and o ther i ntangible a ssets

Goodwill and other intangible assets with indefinite useful lives are not amortized, but are instead tested for impairment annually in the fourth quarter of each year, or more frequently if indicators of potential impairment exist. All goodwill is assigned to the reporting unit or units that benefit from the synergies arising from each business combination. If the carrying amount assigned to the reporting unit exceeds the fair value of the reporting unit, Canon recognizes an impairment charge in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.
Intangible assets with finite useful lives consist primarily of software, trademarks, patents and developed technology, license fees and customer relationships, which are amortized using the straight-line method. The estimated useful lives of software are from 3 years to 8 years, trademarks are 15 years, patents and developed technology are from 7 years to 17 years, license fees are 7 years, and customer relationships are from 8 years to 15 years, respectively. Certain costs incurred in connection with developing or obtaining internal-use
software are capitalized. These costs consist primarily of payments made to third parties and the salaries of employees working on such software development. Costs incurred in connection with developing internal-use
software are capitalized at the application development stage. In addition, Canon develops or